Leases - Summary of changes in lease liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Leases [Line Items]
Interest	$ 8.1	$ 7.4
Repayment	(52.4)	(48.6)
Lease liabilities [Member]
Leases [Line Items]
Beginning balance	188.3	196.9
Issuance	43.1	27.3
Interest	8.5	7.7
Repayment	(60.9)	(56.3)
Liabilities associated with assets held for sale	(6.7)
Effect of foreign currency exchange rate changes	7.6	0.3
Termination, remeasurement and other	25.4	12.4
Ending balance	$ 205.3	$ 188.3